Earnings and Loss per Share	6 Months Ended
Jun. 30, 2023
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Earnings and Loss per Share
17. Earnings and Loss per Share
The Group reported basic and diluted loss and earnings per share during the three and six months ended June 30, 2023 and 2022. Basic and diluted loss per share and basic earnings per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period. Diluted earnings per share for the six months ended June 30, 2022, are calculated by adjusting the weighted-average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board and employees of the Group as well as from publicly traded Immatics Warrants. The Group’s equity awards and Immatics Warrants for which the exercise price is exceeding the Group’s weighted average share price for the six months ended June 30, 2022, are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares. The Group was loss-making during the three and six months ended June 30, 2023 and during the three months ended June 30, 2022, therefore all instruments are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding equity awards and the 7,187,500 Immatics Warrants issued in 2020 and outstanding as of June 30, 2023.

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Net profit/(loss):	(24,610)	(13,980)	(44,357)	71,682
Basic	(0.32)	(0.22)	(0.58)	1.12
Diluted	(0.32)	(0.22)	(0.58)	1.11
Weighted average shares outstanding:
Basic	77,311,053	64,915,600	76,994,713	63,932,449
Diluted	77,311,053	64,915,600	76,994,713	64,477,256